Transactions with Related Parties - Summary of Total Amounts Paid to Key Management Personnel or Directors (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Key management personnel of entity or parent [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 70,699	$ 59,987	$ 39,435
Independent directors [Member]
Disclosure of transactions between related parties [Line Items]
Key management personnel compensation	$ 7,856	$ 6,511	$ 9,216